Agreement with Mayne Pharma Group Limited ("Mayne")	12 Months Ended
Mar. 31, 2024
Disclosure Of Agreement With Mayne Pharma Group Limited [Abstract]
Agreement with Mayne Pharma Group Limited ("Mayne")
6.
Agreement with Mayne
Pharma
Group Limited (“Mayne”)

On February 27, 2023, the Company entered into an asset purchase agreement with Australia based Mayne, to acquire its U.S. generic prescription product portfolio. The portfolio consists of 44 commercial products, 42 approved non-marketed products and four pipeline products, including a number of generic products focused on women’s health. Approved high-value products include a hormonal vaginal ring, a birth control pill and a cardiovascular product.

Under the terms of the agreement, the Company acquired the portfolio for an upfront payment in cash, a contingent consideration of up to U.S.$15, and consideration towards inventory and credits for certain accrued channel liabilities, to be determined on the closing date.

The acquisition was consummated on April 6, 2023 upon the completion of all closing conditions, and the Company paid net consideration of U.S.$93. Net consideration represents amounts transferred for acquisition of Other intangible assets of U.S.$90 and inventories of U.S.$24, which amounts were reduced with credits towards accrued channel liabilities of U.S.$21.